Condensed financial information of the parent company (Details) - Schedule of parent company statements of cash flows - Parent Company [Member]	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥ (357,731,093)	$ (51,364,200)	¥ (235,973,179)	¥ (151,167,868)
Adjustments to reconcile net income to cash used in operating activities:
Stock compensation expense	6,447,471	925,749	10,582,557	191,418,458
(Gain) loss from short term investment	29,052,387	4,171,437	(2,491,671)	(12,284,332)
Equity (income) loss of subsidiaries and VIEs	75,563,525	10,849,659	190,267,969	(79,764,356)
Change in operating assets and liabilities
Intercompany	(140,366,420)	(20,154,269)	(199,216,770)	(295,669,805)
Prepaid expenses			1,571,484	(1,680,156)
Net cash used in operating activities	(387,034,130)	(55,571,624)	(235,259,610)	(349,148,059)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of short term investments	(314,610,239)	(45,172,765)	(98,023,653)	(173,557,366)
Redemptions of short term investments	294,130,260	42,232,183	99,084,663	151,096,293
Long term investment in subsidiaries			870,953	(202,168,656)
Net cash (used in) provided by investing activities	(20,479,979)	(2,940,582)	1,931,963	(224,629,729)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from public offerings, net			508,132,968	572,812,469
Repayment to related party loans			(2,274,154)
Sale of subsidiary’s noncontrolling interest			87,369,300
Net cash provided by financing activities			593,228,114	572,812,469
EFFECT OF EXCHANGE RATE ON CASH	22,723,004	3,262,643	(12,519,279)	(14,014,753)
CHANGES IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(384,791,105)	(55,249,563)	347,381,188	(14,980,072)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	402,451,863	57,785,352	55,070,675	70,050,747
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	17,660,758	$ 2,535,789	402,451,863	55,070,675
Cash and cash equivalents	17,660,758		402,451,863	41,981,726	$ 2,535,789
Restricted cash				13,088,949
Total cash, cash equivalents and restricted cash shown in the parent company statements of cash flows	¥ 17,660,758		¥ 402,451,863	¥ 55,070,675	$ 2,535,789